Debentures, Bank Loans and Credit (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions						1 Months Ended			12 Months Ended
	Jan. 16, 2017 ILS (₪)	Sep. 18, 2016 ILS (₪)	May 26, 2016 USD ($) $ / shares	Apr. 01, 2016 ILS (₪)	Feb. 19, 2014 USD ($)	Jan. 23, 2018 ILS (₪)	Jan. 21, 2018 ILS (₪)	Jan. 20, 2016 USD ($)	Dec. 31, 2018 ILS (₪)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ₪ / shares	Dec. 31, 2015 USD ($)	Sep. 21, 2010 ILS (₪)
Debentures, Bank Loans and Credit (Textual)
Nominal value | $ / shares			$ 1.00
Repurchase of notes											₪ 33	₪ 33
Equity attributable to shareholders									₪ 228	[1]				₪ 1,246
Amount of debentures and banks loans									6,250
Loan amount									2,000
Loans from financial institutions									2,200
Par value per share | ₪ / shares														₪ 0.1		₪ 0.1
Bezeq [Member]
Debentures, Bank Loans and Credit (Textual)
Aggregate consideration amount							₪ 497
USD [Member]
Debentures, Bank Loans and Credit (Textual)
Purchase notes, par value | $			$ 186
Equity attributable to shareholders | $													$ 61
Board of Directors [Member] | USD [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued | $								$ 50
Extension and increase of repurchase program | $								$ 50
Purchase notes, par value | $															$ 65		$ 65
Top of range [member]
Debentures, Bank Loans and Credit (Textual)
Range of purchase price | $ / shares			$ 1.07
Bottom of range [member]
Debentures, Bank Loans and Credit (Textual)
Range of purchase price | $ / shares			$ 1.00
Bezeq [Member] | Bank Loans [Member]
Debentures, Bank Loans and Credit (Textual)
Loan amount									2,600
Bezeq [Member] | Bezeqs Public Debenture [Member]
Debentures, Bank Loans and Credit (Textual)
Loans from financial institutions									₪ 1,000
Private Placements [Member]
Debentures, Bank Loans and Credit (Textual)
Debentures of private placement	₪ 118
Series B Debenture [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued																		₪ 400
Description of debentures									The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019). The principal of the Series B Debentures is payable in four equal installments on March 31 of each year starting from 2016.
Outstanding par value									₪ 226
Series B Debenture [Member] | January 2012 and August 2013 [Member]
Debentures, Bank Loans and Credit (Textual)
Additional debentures of private placement																		126
Debenture par value																		₪ 180
Series B Debenture [Member] | Israeli Institutional Investors [Member]
Debentures, Bank Loans and Credit (Textual)
Aggregate consideration amount				₪ 162
Series B Debenture [Member] | Private Placements [Member]
Debentures, Bank Loans and Credit (Textual)
Debentures of private placement				₪ 148
Series C Debenture [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture par value		₪ 1,900
Debentures of private placement						₪ 240
Aggregate consideration amount	₪ 118					₪ 249
Description of debentures		Each of the first four instalments will be equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment will equal to 70% of such principal amount. The annual coupon of the Series C Debentures is 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures is payable in semi-annual payments on May 31 and November 30 of each year.							The annual coupon of the Series C debentures was increased by 0.25% from 3.6% to 3.85% as of December 3, 2018.
Outstanding par value									₪ 2,240
Description of transactions with related party									The Company undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the "Undertaken Shares") without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, "Negative Lien Undertaking").
Financial debt amount (principal)									₪ 400
Additional debt amount									₪ 2,300
Percentage of issued and paid-up capital									25.00%
Equity attributable to shareholders									₪ 650
Repayment of dividend									75.00%
Senior Secured Notes [Member]
Debentures, Bank Loans and Credit (Textual)
Percentage of interest paid					7.375
Debentures due date					2021
Senior Secured Notes [Member] | USD [Member]
Debentures, Bank Loans and Credit (Textual)
Debenture issued | $					$ 800
Series 9-10 [Member]
Debentures, Bank Loans and Credit (Textual)
Amount of debentures and banks loans									₪ 3,100
Loans from financial institutions									1,300
Series 9-10 [Member] | Bezeq [Member]
Debentures, Bank Loans and Credit (Textual)
Loans from financial institutions									1,000
Restriction Shares [Member]
Debentures, Bank Loans and Credit (Textual)
Equity post-distribution									₪ 800

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.